Organization and Nature of Operations	12 Months Ended
Dec. 31, 2021
Organization and Nature of Operations
Organization and Nature of Operations
1.	Organization and Nature of Operations
(a)	The Group

NetEase.com, Inc. was incorporated in the Cayman Islands on July 6, 1999 and changed its name to “NetEase, Inc.” (“the Company”) with effect from March 29, 2012. The Company completed its initial public offering (“IPO”) in July 2000 in connection with its listing on the Nasdaq National Market (now the Nasdaq Global Select Market) in the United States of America. In June 2020, the Company successfully listed its ordinary shares on the main board of the Hong Kong Stock Exchange with a global offering of 197,202,000 ordinary shares at a price of HK$123.00 per share. Gross proceeds from the global offering, before any underwriting fees and other offering expenses, were approximately HK$24,255.8 million.

As of December 31, 2021, the Company has wholly-owned and majority-owned subsidiaries incorporated in countries and jurisdictions mainly in the People’s Republic of China (“PRC” or “China”, references to “China” and “PRC” are to the People’s Republic of China, excluding, for the purposes of the financial statements only, Hong Kong, Macau and Taiwan), Hong Kong, Cayman Islands and British Virgin Islands (“BVI”). The Company also effectively controls a number of variable interest entities (“VIEs”) for which the Company is the primary beneficiary. The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

In September 2019, the Company sold its Kaola e-commerce business. As a result, Kaola has been deconsolidated from the Company and its historical financial results are reflected in the Company’s consolidated financial statements as discontinued operations accordingly. See additional discussion on the discontinued operation in Note 3 to the consolidated financial statements.

On October 26, 2019, Youdao, Inc. (“Youdao”), one of the Company’s majority-controlled subsidiaries completed its IPO on the New York Stock Exchange. In February 2021, Youdao completed a follow-on public offering in the New York Stock Exchange. After Youdao’s offerings, the Company continues to control Youdao and consolidates Youdao as its controlling shareholder.

On December 2, 2021, Cloud Village, Inc. (“Cloud Music”), one of the Company’s majority-controlled subsidiaries completed its IPO on the Hong Kong Stock Exchange. After Cloud Music’s offering, the Company continues to control Cloud Music and consolidates Cloud Music as its controlling shareholder.

The major subsidiaries and VIEs through which the Company conducts its business operations as of December 31, 2021 are described below:

Place and year of
Major Subsidiaries	Incorporation
Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China 2003
NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China 2006
Hong Kong NetEase Interactive Entertainment Limited	Hong Kong, China 2007

Place and year of
Major VIEs and VIEs’ subsidiaries	Incorporation
Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China 1997
Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China 2008
StormNet Information Technology (Hong Kong) Limited (“StormNet IT HK”)	Hong Kong, China 2008
StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China 2008
Hangzhou NetEase Leihuo Technology Co., Ltd. (“HZ Leihuo”, formerly known as Hangzhou NetEase Leihuo Network Co., Ltd.)	Hangzhou, China 2009

Guangzhou NetEase, a major VIE of the Company, was incorporated in June 1997 in China and owned by William Lei Ding, or Mr. Ding, the Company’s Chief Executive Officer, director and major shareholder, and another Chinese employee of the Group. It is responsible for providing online game and other value-added telecommunication services.

HZ Leihuo was incorporated in April 2009 in China by two Chinese employees of the Group and currently operates the Company’s mobile game business.

In addition, Shanghai EaseNet is a PRC company owned by Mr. Ding, and has contractual arrangements with StormNet IT HK (a joint venture established between, and owned equally by, Blizzard Entertainment, Inc. (“Blizzard”) and the Company), and with the Company. StormNet IT HK, together with its wholly owned subsidiary, StormNet IT SH was established concurrently with the licensing of certain online games in August 2008 and provides technical services to Shanghai EaseNet.

The following combined financial information of the Group’s VIEs was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	December 31,	December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	2,455,313	1,541,763
Time deposits	10,500	71,000
Restricted cash	1,727,000	2,846,372
Accounts receivable, net	3,718,014	3,924,446
Inventories, net	35,940	83,672
Prepayments and other current assets, net	2,417,936	2,522,572
Short-term investments	614,129	618,000
Amounts due from Group companies	5,878,864	7,581,649
Assets held for sale	52,534	204
Total current assets	16,910,230	19,189,678

Property, equipment and software, net	69,494	61,343
Operating lease right-of-use assets, net	38,359	58,872
Deferred tax assets	60,351	124,738
Restricted cash	—	479
Long-term investments	674,723	862,839
Other long-term assets, net	433,260	385,231
Total non-current assets	1,276,187	1,493,502

Total assets	18,186,417	20,683,180

Accounts payable	676,590	463,601
Salary and welfare payables	130,122	115,707
Taxes payable	87,177	157,137
Short-term loans	—	52,963
Deferred revenue	9,304,037	10,751,917
Accrued liabilities and other payables	2,309,598	2,945,930
Short-term operating lease liabilities	18,003	24,991
Amounts due to Group companies	2,374,914	3,904,328
Liabilities held for sale	546,271	—
Total current liabilities	15,446,712	18,416,574

Long-term operating lease liabilities	19,619	34,077
Other long-term payable	—	257,874
Total non-current liabilities	19,619	291,951

Total liabilities	15,466,331	18,708,525

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues
Third-party revenues	48,778,629	61,470,764	74,406,521
Intra-Group revenues	676,517	720,398	808,648
Total net revenues	49,455,146	62,191,162	75,215,169

Cost of revenues and operating expenses
Third-party cost of revenues and operating expenses	(13,289,888)	(15,430,950)	(17,651,675)
Intra-Group cost of revenues and operating expenses related to technical consulting and related service	(35,647,527)	(45,835,734)	(56,822,482)
Other intra-Group cost of revenues and operating expenses	(53,448)	(217,463)	(168,850)
Total cost of revenues and operating expenses	(48,990,863)	(61,484,147)	(74,643,007)

Net income	344,134	712,015	624,299

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cash flows from operating activities:
Net cash provided by transactions with third-parties	37,627,531	51,605,737	61,272,031
Net cash used in transactions with intra-Group companies related to technical consulting and related service	(37,548,162)	(49,435,342)	(59,439,552)
Net cash used in other transactions with intra-Group companies	(328,756)	(498,938)	(283,621)
Net cash (used in)/provided by operating activities	(249,387)	1,671,457	1,548,858

Cash flows from investing activities:
Net cash used in transactions with third-parties	(495,160)	(263,766)	(39,430)
Net cash used in investing activities	(495,160)	(263,766)	(39,430)

Cash flows from financing activities:
Net cash provided by/(used in) transactions with intra-Group companies	26,520	273,889	(622,809)
Net cash used in transactions with third-parties	—	—	(678,287)
Net cash provided by/(used in) financing activities	26,520	273,889	(1,301,096)

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the respective VIEs that can be used only to settle obligations of the respective VIEs, except for the registered capital of the VIEs amounting to approximately RMB512.4 million and RMB519.7 million, respectively, as of December 31, 2020 and 2021, as well as certain non-distributable statutory reserves amounting to approximately RMB54.7 million and RMB70.1 million, respectively, as of December 31, 2020 and 2021. As the respective VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIEs.

Currently, there are certain contractual arrangements between the Company and several of its VIEs which require the Company to provide additional financial support or guarantees to its VIEs, where necessary. Please see Note 1(b) for additional information.

There is no entity in the Company’s group for which the Company has a variable interest but is not the primary beneficiary as of December 31, 2021.

(b)	Nature of operations

The Group generates revenues mainly from providing online game services, tutoring services, online music services, advertising services, e-commerce and other fee-based premium services.

The industry in which the Group operates is subject to a number of industry-specific risk factors, including, but not limited to, rapidly changing technologies; government regulations of the Internet, online game, online education, online music, live streaming and e-commerce industry in China; numbers of new entrants; dependence on key individuals; competition of similar services from larger companies; customer preferences; and the need for the continued successful development, marketing and selling of its services.

VIE arrangements with major VIEs

The Group conducts its business mainly in China. The Chinese government regulates Internet access, telecommunications services, the distribution of news and other information and the provision of commerce through strict business licensing requirements and other governmental regulations, which include, among others, those restricting foreign ownership in Chinese companies providing Internet advertising and other Internet or telecommunications value-added services. To comply with the existing Chinese laws and regulations, the Company and certain of its subsidiaries have entered into a series of contractual arrangements with its major VIEs with respect to the operation of the NetEase websites, operation of in-house developed and licensed PC and mobile games, Internet content and wireless value-added services, as well as the provision of advertising services.

Based on the agreements with these VIEs, certain of the Company’s subsidiaries provided technical consulting and related services to these VIEs. The principal agreements that transfer economic benefits of Guangzhou NetEase and HZ Leihuo to the Company and its subsidiaries are:

●	Cooperative agreements with Guangzhou NetEase - under these agreements, certain of the Company’s subsidiaries, including Boguan and NetEase Hangzhou provide various technical consulting and related services to Guangzhou NetEase in exchange for substantially all of Guangzhou NetEase’s net profits.
●	Cooperative agreement with HZ Leihuo - under this agreement, NetEase Hangzhou provides various technical consulting and related services to HZ Leihuo in exchange for substantially all of HZ Leihuo’s net profits.

Each cooperative agreement will remain in effect indefinitely unless any one of the contract parties terminates such agreement by written notice or otherwise required by law.

Each VIE, the relevant subsidiary of the Company and the relevant VIE shareholders have entered into a series of agreements that give the Company effective control over the VIE. The principal agreements that provide the Company and its subsidiaries effective control over Guangzhou NetEase are:

●	Shareholder Voting Rights Trust Agreement among the VIE shareholders and the Company’s subsidiary, NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”). Each of the VIE shareholders irrevocably appoints NetEase Beijing to represent him to exercise all the voting rights to which he is entitled as a shareholder of Guangzhou NetEase. The term of this agreement was 10 years from May 12, 2000, which was extended on June 10, 2011 with a term of 20 years from May 12, 2010.
●	Letter of Agreement. Each of the VIE shareholders have agreed that any amendments to be made to the agreements to which the Company, NetEase Beijing and/or their respective affiliates is a party, on the one hand, and any of their variable interest entities and/or the shareholders of such entities, on the other hand, shall be subject to the approval by the vote of a majority of the Board of the Company, excluding the vote of Mr. Ding. The VIE shareholders have also agreed that, if any amendments to the above-mentioned agreements require a vote of the shareholders of the Company or Guangzhou NetEase, as applicable, both of them will vote in their capacity as direct or indirect shareholders of these companies to act based upon the instructions of the Company’s Board. The term of this agreement is 20 years from May 12, 2010.
●	Other Governance Arrangements. The parties have agreed that upon the Company’s determination and at any time when NetEase Beijing or its affiliates are able to obtain approval to invest in and operate all or any part of any business operated by Guangzhou NetEase, NetEase Beijing or its affiliates may acquire all or any part of the assets or equity interests of Guangzhou NetEase, to the extent permitted by Chinese law.

The principal agreements that provide the Company and its subsidiaries effective control over HZ Leihuo are:

●	Operating Agreement among NetEase Hangzhou, HZ Leihuo and the VIE shareholders of Hangzhou Leihuo. To ensure the successful performance of the various agreements between the parties, HZ Leihuo and its VIE shareholders have agreed that, except for transactions in the ordinary course of business, HZ Leihuo will not enter into any transaction that would materially affect the assets, liabilities, rights or operations of HZ Leihuo without the prior written consent of NetEase Hangzhou. NetEase Hangzhou has also agreed that it will provide performance guarantees and, at NetEase Hangzhou’s discretion, guarantee loans for working capital purposes to the extent required by HZ Leihuo for its operations. Furthermore, the VIE shareholders of HZ Leihuo have agreed that, upon instruction from NetEase Hangzhou, they will appoint HZ Leihuo’s board members, president, chief financial officer and other senior executive officers. The term of this agreement is 20 years from December 1, 2015 and can be extended with the written consent of NetEase Hangzhou.
●	Shareholder Voting Rights Trust Agreement among NetEase Hangzhou and the VIE shareholders of HZ Leihuo. Under these agreements, each dated December 1, 2015, each of the VIE shareholders of HZ Leihuo agreed to irrevocably entrust a person designated by NetEase Hangzhou to represent him to exercise all the voting rights and other shareholders’ rights to which he is entitled as a shareholder of HZ Leihuo. Each agreement shall remain effective for as long as the VIE shareholder remains a shareholder of HZ Leihuo unless NetEase Hangzhou unilaterally terminates the agreement by written notice.
●	Exclusive Purchase Option Agreements among NetEase Hangzhou, HZ Leihuo and the VIE shareholders of HZ Leihuo. Under the Exclusive Purchase Option Agreements, each dated December 1, 2015, each of the VIE shareholders has granted NetEase Hangzhou an option to purchase all or a portion of his equity interest in HZ Leihuo at a price equal to the original and any additional paid-in capital paid by the VIE shareholder. In addition, HZ Leihuo has granted NetEase Hangzhou an option to purchase all or a portion of the assets held by HZ Leihuo or its subsidiaries at a price equal to the net book value of such assets. Each of HZ Leihuo and the VIE shareholders of HZ Leihuo agrees not to transfer, mortgage or permit any security interest to be created on any equity interest in or assets of HZ Leihuo without the prior written consent of NetEase Hangzhou. Each Exclusive Purchase Option Agreement shall remain in effect until all of the equity interests in or assets of HZ Leihuo have been acquired by NetEase Hangzhou or its designee or until NetEase Hangzhou unilaterally terminates the agreement by written notice.

The principal agreements amongst the other VIEs, the relevant subsidiaries and VIE shareholders that provide the Company effective control over these VIEs contains substantially the same terms as those aforementioned agreements related to HZ Leihuo, except that contract expiry date varies.

The Joint Venture

In addition to the foregoing, in connection with the licensing of certain online games by Blizzard to Shanghai EaseNet for operation in the PRC, there are certain contractual arrangements among the Company and Shanghai EaseNet, the joint venture established between Blizzard and the Company.

StormNet IT HK, StormNet IT SH and Shanghai EaseNet (collectively referred to as the “JV Group”) are variable interest entities as equity investment at risk is not sufficient to permit the JV Group to finance its activities without additional subordinated financial support provided by any parties. As Blizzard receives its interest as an indirect contribution from NetEase, Blizzard and the Company are considered related parties for purposes of identifying which party is the primary beneficiary under ASC 810. Since the aggregate variable interests held by Blizzard and NetEase would, if held by a single party, identify that party as the primary beneficiary, either Blizzard or the Company will be the primary beneficiary. Based on the assessment of all relevant facts and circumstances, the Company determined that the Company is most closely associated with the JV Group and therefore is the primary beneficiary. As a result, the JV Group’s results of operations, assets and liabilities have been included in the Company’s consolidated financial statements.

The Company conducts substantially all of its business through the various VIEs discussed above and their subsidiaries, and therefore these companies directly affect the Company’s financial performance and cash flows. As discussed below, if the Chinese government determines the VIE agreements do not comply with applicable laws and regulations and requires the Company to restructure its operations entirely or discontinue all or any portion of its business, or if the uncertainties in the PRC legal system limit the Group’s ability to enforce these contractual agreements, the Group’s business operations will be significantly disrupted and the Group might be unable to consolidate these companies in the future. In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

Risks related to the VIE arrangements

The Company believes that its contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. Mr. Ding, who is the major shareholder of Guangzhou NetEase, Shanghai EaseNet and certain of the Company’s other VIEs, is the largest shareholder of the Company. He therefore has no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if Mr. Ding were to reduce his interest in the Company, his interests may diverge from that of the Company and that may potentially increase the risk that he would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the VIEs or their respective shareholder fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under Chinese laws. The Chinese laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and materially and adversely affect the results of operations and the financial position of the Company.

In addition, many Chinese regulations are subject to extensive interpretive powers of governmental agencies and commissions, and there are substantial uncertainties regarding the interpretation and application of current and future Chinese laws and regulations.  Accordingly, the Company cannot be assured that Chinese regulatory authorities will not ultimately take a contrary view to its belief and will not take action to prohibit or restrict its business activities.  The relevant regulatory authorities would have broad discretion in dealing with any deemed violations which may adversely impact the financial statements, operations and cash flows of the Company (including the restriction on the Company to carry out the business). If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could potentially:

●	revoke the Group’s business and operating licenses;
●	require the Group to discontinue or restrict operations;
●	restrict the Group’s right to collect revenues;
●	block the Group’s websites;
●	require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate the Group’s businesses, staff and assets;
●	impose additional conditions or requirements with which the Group may not be able to comply; or
●	take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its subsidiaries or the VIEs. The Company believes the possibility that it will no longer be able to control and consolidate the VIEs as a result of the aforementioned risks and uncertainties is remote.